CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
Jun. 30, 2022 shares
CONSOLIDATED STATEMENTS OF CASH FLOWS
Share issuance for convertible notes redemption (in shares)	9,225,338